Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Inventories
14.	Inventories

(Euro thousands)	At June 30, 2023	At December 31, 2022

Raw materials, ancillary materials and consumables	18,619	18,931
Work-in-progress and semi-finished products	13,076	13,446
Finished goods	83,172	76,713
Other	8	4

Total inventories	114,875	109,094

The cost of inventories recognized as an expense in cost of sales amounted to Euro89,083 thousand and Euro88,957 thousand for the six months ended June 30, 2023 and 2022 respectively.
For the six months ended June 30, 2023, the net amount of Euro2,917 thousand inventory impairment loss was reversed as the goods were sold at an amount in excess of the written-down value. For the six months ended June 30, 2022, impairment loss recognized on inventories amounted Eur
o
4,916

thousand
. The amount reversed or recognized was within cost of sales.

21. Inventories

	At December 31,

(Euro thousands)	2022	2021

Raw materials, ancillary materials and consumables	18,931	16,001
Work-in-progress and semi-finished products	13,446	12,734
Finished goods	76,713	63,386
Other	4	214

Total inventories	109,094	92,335

The co
st of inventories recognized as an expense in cost of sales amounted to Euro184,368 thousand and Euro138,920 thousand for the years ended December 31, 2022 and 2021 respectively.
Impairment losses recognized on inventories amounted to Euro11,417 thousand and Euro8,971 thousand for the years ended December 31, 2022 and 2021 respectively.